Note 2 - Patents	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Note 2 - Patents
	December 31, 2015	December 31, 2014
Capitalized patent costs	$642,000	$642,000
Accumulated amortization	(642,000)	(642,000)
	$-	$-

Periodically, the Company reviews its patent portfolio and has determined that certain patent applications no longer possessed commercial viability or were abandoned since they were inconsistent with the Company's business development strategy.